Employee Incentives - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Feb. 29, 2020	Dec. 26, 2020	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Oct. 31, 2020
Compensation Related Costs [Line Items]
Shares issued				4.8
Fair value of shares issued				$ 107
Vesting period	3 years			4 years
Unrecognized expense relating to deferred cash				$ 3
Recognition of amount in incremental compensation expense		$ 12
Maximum [Member]
Compensation Related Costs [Line Items]
Weighted average remaining service period				1 year
Continuing Operations [Member]
Compensation Related Costs [Line Items]
Equity based compensation tax benefits realized for tax deduction from share based awards					$ 1
Discontinued Operations [Member]
Compensation Related Costs [Line Items]
Equity based compensation tax benefits realized for tax deduction from share based awards					4
Accrued Compensation and Benefits and Other Long-term Liabilities
Compensation Related Costs [Line Items]
Defined benefit plan, net benefit obligation			$ 11		$ 11	$ 8
Defined Benefit Plan, Type [Extensible List]			us-gaap:PensionPlansDefinedBenefitMember		us-gaap:PensionPlansDefinedBenefitMember
Defined Benefit Plan, Sponsor Location [Extensible List]			us-gaap:ForeignPlanMember		us-gaap:ForeignPlanMember
Tax-Qualified
Compensation Related Costs [Line Items]
Defined contribution plans, expense					$ 35	$ 36	$ 32
Stock Options Activity
Compensation Related Costs [Line Items]
Unrecognized equity-based compensation expense			$ 12		$ 12
Unrecognized compensation expense, weighted average period for recognition					2 years
Class A Common Stock
Compensation Related Costs [Line Items]
Common Stock, par value			$ 0.001	$ 0.001	$ 0.001
Replacement RSUs
Compensation Related Costs [Line Items]
Number of shares vested in period			1.8
Unrecognized equity-based compensation expense				$ 303
Unrecognized compensation expense, weighted average period for recognition				2 years 6 months
Replacement RSUs | Class A Common Stock
Compensation Related Costs [Line Items]
Common Stock, par value								$ 0.001
Class A Share Awards
Compensation Related Costs [Line Items]
Shares issued			2.0
Number of shares vested in period			0.1
Unrecognized equity-based compensation expense			$ 235		$ 235
Unrecognized compensation expense, weighted average period for recognition					2 years 1 month 6 days
Performance Shares
Compensation Related Costs [Line Items]
Shares issued				0.6
Fair value of shares issued				$ 13
Vesting period				3 years	3 years
Unrecognized equity-based compensation expense			3		$ 3
Unrecognized compensation expense, weighted average period for recognition					2 years 1 month 6 days
Unrecognized compensation costs			2		$ 2
Time-based Awards
Compensation Related Costs [Line Items]
Unrecognized compensation expense, weighted average period for recognition					3 years
Unrecognized compensation costs			22		$ 22
Cash-Based Retention Awards
Compensation Related Costs [Line Items]
Unrecognized compensation expense			$ 3		$ 3
Unrecognized compensation expense, weighted average period for recognition					1 year 1 month 6 days
Enterprise RSU Grant [Member]
Compensation Related Costs [Line Items]
Shares issued				1.8
Fair value of shares issued				$ 42